Data Compare Summary (Total)
Run Date - 6/20/2025 1:46:09 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	2,593	0.00%	2,593
City	0	2,593	0.00%	2,593
State	0	2,593	0.00%	2,593
Zip	0	2,593	0.00%	2,593
Borrower First Name	0	2,593	0.00%	2,593
Borrower Last Name	0	2,593	0.00%	2,593
Borrower SSN	0	2,593	0.00%	2,593
Line Limit	0	2,593	0.00%	2,593
Original Interest Rate	0	2,593	0.00%	2,593
Representative FICO	0	2,593	0.00%	2,593
Property Type	0	2,593	0.00%	2,593
Occupancy	0	2,593	0.00%	2,593
Purpose	0	2,593	0.00%	2,593
Margin	0	2,593	0.00%	2,593
Refi Purpose	0	2,592	0.00%	2,593
Balloon Flag	0	2,593	0.00%	2,593
Original CLTV	0	2,539	0.00%	2,593
Lender	0	2,593	0.00%	2,593
Product Description	0	2,593	0.00%	2,593
Originator Loan Designation	0	2,593	0.00%	2,593
Investor: Qualifying Total Debt Ratio	0	2,593	0.00%	2,593
PITIA Reserves Months	0	2,593	0.00%	2,593
Original HCLTV	0	169	0.00%	2,593
Total	0	57,160	0.00%	2,593